Condensed Consolidated Interim Statements of Financial Position - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 7,216,000	$ 7,191,000
Accounts receivable	4,461,000	5,298,000
Inventories	3,911,000	3,282,000
Prepaid expenses	194,000	126,000
Total current assets	15,782,000	15,897,000
Non?current assets:
Property and equipment	1,000,000	955,000
Intangible assets	8,964,000	9,354,000
Goodwill	3,934,000	3,375,000
Other assets	98,000	98,000
Total non?current assets	13,996,000	13,782,000
Total assets	29,778,000	29,679,000
Current liabilities:
Accounts payable and accrued liabilities	8,346,000	7,932,000
Income taxes payable	78,000	95,000
Current portion of lease obligations	430,000	368,000
Acquisition payable	382,000	0
Total current liabilities	9,236,000	8,395,000
Non?current liabilities
Lease obligations	446,000	506,000
Total non?current liabilities	446,000	506,000
Total liabilities	9,682,000	8,901,000
Equity:
Share capital	81,014,000	81,014,000
Contributed surplus	10,955,000	10,919,000
Accumulated other comprehensive loss	(4,289,000)	(4,264,000)
Deficit	(67,585,000)	(66,891,000)
Total equity	20,095,000	20,778,000
Total liabilities and equity	$ 29,778,000	$ 29,679,000